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                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

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                                  FORM 24F-2

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                       Annual Notice of Securities sold
                            Pursuant to rule 24f-2

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 1.     Name and address of issuer:

        TLIC Variable Annuity Account A
        625 Fourth Avenue South
        Minneapolis, MN 55415
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 2. Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [_]

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 3.     Investment Company Act File Number:   811-5242

        Securities Act File Number   33-15974

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 4(a).  Last day of fiscal for which this notice is filed:

        12/31/2018

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 4(b).  [_]  Check box if this Form is being filed late (i.e. more than 90 days after he end of the issuer's fiscal year). (See instruction
             A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

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 4(c).  [_]  Check box if this is the last time the issuer will be filing this
             Form.

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 5.    Calculation of registration fee:

       (i)     Aggregate sale price of
               securities sold during the
               fiscal year pursuant to Rule
               24f-2 (from Item 10):                             $   98,206,810
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       (ii)    Aggregate price of securities
               redeemed or repurchased during
               the fiscal year:                                  $  211,352,552
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       (iii)   Aggregate price of securities
               redeemed or repurchased during
               any prior fiscal year ending
               no earlier than October 11,
               1995, that were not previously
               used to reduce registration
               fees payable to the Commission:                   $4,167,395,590
                                                                ---------------
       (iv)    Total available redemption
               credits [add Items 5(ii) and
               5(iii)]:                                          $4,378,748,142
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       (v)     Net sales--if Item 5(i) is
               greater than Item 5(iv)
               [subtract Item 5(iv) from Item
               5(i)]:                                           ($4,280,541,332)
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       (vi)    Redemption credits available
               for use in future years - if
               Item 5(i) is less than Item
               5(iv) [subtract Item 5(iv)
               from Item 5(i)]:                                 ($4,280,541,332)
                                                                ---------------
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       (vii)   Multiplier for determining
               registration fee (See
               Instruction C.9):                            X          .0001212
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       (viii)  Registration fee due [multiply
               Item 5(v) by Item 5(vii)]
               enter "0" if no fee is due):                 =    $            0
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 6. If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities
       (number of shares or other units) deducted here: __________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future years, then state that number here: __________.

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 7.    Interest due--if this Form is being filed more
       than 90 days after the end of the issuer's
       fiscal year (see Instruction D):                     +    $            0
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 8.    Total of the amount of registration fee due plus
       any interest due [line 5(viii) plus line 7]          =    $            0
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 9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

               CIK number designated to receive
               payment:

               Method of Delivery:

                       [_] Wire Transfer
                       [_] Mail or other means

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                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title*)  THRIVENT LIFE INSURANCE COMPANY, DEPOSITOR

                           /s/ James M. Odland
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                           James M. Odland
                           Vice President

Date March 21, 2019

 * Please print the name and title of the signing officer below the signature.

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